Incentive Compensation Plans, Stock Compensation Expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allocated Stock Compensation [Abstract]
Stock compensation expense	$ 5,914	$ 826	$ 20,446	$ 1,987	$ 3,063	$ 2,114	$ 1,796
Cost of Subscription, Transaction and Other Revenue [Member]
Allocated Stock Compensation [Abstract]
Stock compensation expense	436	77	1,284	166	263	133	114
Research and Development [Member]
Allocated Stock Compensation [Abstract]
Stock compensation expense	1,210	159	3,524	396	697	384	239
Sales and Marketing [Member]
Allocated Stock Compensation [Abstract]
Stock compensation expense	984	117	3,276	307	465	296	347
General and Administrative [Member]
Allocated Stock Compensation [Abstract]
Stock compensation expense	$ 3,284	$ 473	$ 12,362	$ 1,118	$ 1,638	$ 1,301	$ 1,096